General	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

Note 1 - General

A.
Otonomo Technologies Ltd. (together with its subsidiaries, “Otonomo”, or the “Company”) was incorporated as an Israeli corporation in December 2015. The Company provides an automotive data service platform enabling car manufacturers, drivers, and service providers to be part of a connected ecosystem as well as mobility intelligence which transforms vast amounts of anonymized data and activity signals into actionable, impactful, and valuable insights. The Company’s solutions are designed to run in public clouds.

B.	Closing of the Merger and Subscription agreements

On January 31, 2021, the Company entered into a Merger agreement (the “Merger Agreement”) with Software Acquisition Group Inc. II (“SWAG”), a special purpose acquisition company, that resulted in SWAG becoming a wholly-owned subsidiary of the Company upon the consummation of the transactions on August 13, 2021 (the “Closing Date”). The transaction was accounted for as a recapitalization in accordance with accounting principles generally accepted in the United States (“GAAP”).

In addition, on the Closing Date, the Company completed the sale of Ordinary Shares to certain investors (“PIPE Investors”), at a price per share of $10, for gross proceeds to the Company of $142,500 thousand, pursuant to a series of subscription agreements (“Subscription Agreements”) entered into by the Company and the PIPE Investors concurrently with the execution of the Merger Agreement.

Upon closing of the transactions mentioned above, all the outstanding redeemable convertible preferred Shares were automatically converted into ordinary shares of no-par value. See also Note 7.

C.	Neura Acquisition

On October 4, 2021, the Company acquired 100% of the share capital of Neura Inc. (“Neura”), a privately held company in the United States, for a total consideration of $46,816 thousand. See also Note 8.

D.	The Floow Acquisition

Subsequent to the balance sheet date, on February 26, 2022, the Company has entered into an agreement to acquire The Floow Ltd., a privately held company in the United Kingdom, for a total consideration of up to $69 million. See also Note 16.